Consolidated Statements of Stockholders’ Deficit - USD ($) $ in Thousands	Share capital (note 11)	Contributed surplus (note 12)	Warrants (note 13)	Deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2019	$ 90,294	$ 6,676	$ 254	$ (92,272)		$ 4,952
Net loss for the period				(26,059)		(26,059)
Other comprehensive income					2,660	2,660
Total comprehensive loss for the period				(26,059)	2,660	(23,399)
Issuance of shares in public equity offerings	30,000					30,000
Share issuance costs in public equity offerings	(1,494)					(1,494)
Issuance of shares and warrants in private placement	15,117		2,678			17,795
Share and warrant issuance costs in private placement	(108)					(108)
Warrants exercised	2,286		(565)			1,721
Warrants expired		251	(251)
Value of services recognized		401				401
Redemption, net of taxes	128	(132)				(4)
Value of services recognized		753				753
Exercise of options	482	(297)				185
Balance at Dec. 31, 2020	136,705	7,652	2,116	(118,331)	2,660	30,802
Net loss for the period				(36,589)		(36,589)
Issuance of shares and warrants in public equity offerings	20,692		6,643			27,335
Share and warrant issuance costs in public equity offerings	(1,709)		(563)			(2,272)
Share and warrant issuance costs in private placement
Value of services recognized		583				583
Redemption, net of taxes	331	(432)				(101)
Value of services recognized		1,738				1,738
Exercise of options	217	(171)				46
Balance at Dec. 31, 2021	156,236	9,370	8,196	(154,920)	2,660	21,542
Net loss for the period						(37,991)
Net loss and comprehensive loss for the period				(37,991)		(37,991)
Issuance of shares in public equity offerings	1,605	4,143	3,394			9,142
Share issuance costs in public equity offerings	(306)	(618)	(507)			(1,431)
Exercise of pre-funded warrants, net of issuance costs	562	(562)
Share and warrant issuance costs in private placement
Warrants expired		2,350	(2,350)
Issuance of broker warrants in a public equity offering	(55)	(157)	212
Value of services recognized		608				608
Redemption, net of taxes	64	(116)				(52)
Value of services recognized		1,580				1,580
Balance at Dec. 31, 2022	$ 158,106	$ 16,598	$ 8,945	$ (192,911)	$ 2,660	$ (6,602)